Cover	Nov. 07, 2025
Cover [Abstract]
Entity Registrant Name	VolitionRx Limited
Entity Central Index Key	0000093314
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Nov. 07, 2025
Entity File Number	001-36833
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	91-1949078
Entity Address Address Line 1	1489 West Warm Springs Road
Entity Address Address Line 2	Suite 110
Entity Address City Or Town	Henderson
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89014
City Area Code	512
Local Phone Number	774-8930
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	VNRX
Security Exchange Name	NYSE
Amendment Description	This Current Report on Form 8-K/A (this “Amended 8-K”) amends and restates in its entirety the Current Report on Form 8-K filed by VolitionRx Limited (the “Company”) with the Securities and Exchange Commission on November 7, 2025 (as amended, the “Prior Report”). The Company is filing this Amended 8-K to correct a typographical error in Item 1.01 in the Prior Report.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false